OPERATING REVENUES	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
OPERATING REVENUES

9.	OPERATING REVENUES
Certain of our voyage charter contracts contain a lease. Voyage charters contain a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. Voyage charter revenues and expenses are recognized ratably over the estimated length of each voyage, which the Company has assessed commence on loading of the cargo. ASC 842 Leases provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we have elected this expedient for our time charter contracts and voyage charter contracts that qualify as leases and thus not separate the non-lease component, or service element, from the lease. Furthermore, ASC 842 Leases requires the Company to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance the Company has assessed that the lease components were the predominant component for all of its time charter contracts. Furthermore, for certain of its voyage charter contracts the lease components were the predominant components.

The lease and non-lease components of our revenues in the year ended December 31, 2021 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	71,236	—	71,236
Voyage charter revenues	37,818	626,177	663,995
Other income	—	14,150	14,150
Total	109,054	640,327	749,381

The lease and non-lease components of our revenues in the year ended December 31, 2020 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	185,788	—	185,788
Voyage charter revenues	606,969	406,099	1,013,068
Other income	—	22,331	22,331
Total	792,757	428,430	1,221,187

The lease and non-lease components of our revenues in the year ended December 31, 2019 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	35,433	—	35,433
Voyage charter revenues	292,720	594,775	887,495
Finance lease interest income	690	—	690
Other income	—	33,704	33,704
Total	328,843	628,479	957,322

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $7.4 million of contract assets were capitalized in the year ended December 31, 2021 (2020: $4.3 million) as Other current assets, of which $3.6 million was amortized up to December 31, 2021 (2020: $1.8 million), leaving a remaining balance of $3.8 million (2020: $2.5 million) as of December 31, 2021. $2.5 million of contract assets were amortized in the year ended December 31, 2021 in relation to voyages in progress at the end of December 31, 2020. No impairment losses were recognized in the period.

As at December 31, 2021 and December 31, 2020, the Company reported the following contract assets in relation to its contracts with customers, including those contracts containing lease components where the non-lease component was the predominant component and the revenues were therefore accounted for under ASC 606:

(in thousands of $)	2021	2020
Voyages in progress	38,145	27,621
Trade accounts receivable	60,568	25,615
Related party receivables	5,397	7,195
Other current assets	3,813	2,527
Total	107,923	62,958